Convertible Preferred Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2020	Dec. 31, 2023	Dec. 31, 2022
Temporary Equity [Line Items]
Purchase price of share	$ 5.2676
Cash proceeds	$ 30,760
Convertible debt	$ 7,175
Accrued interest for shares	1,433,699
Proceeds from convertible preferred stock		$ 50,000
Dividend Declared [Member]
Temporary Equity [Line Items]
Dividend declared		$ 0
Series Seed Preferred Stock [Member]
Temporary Equity [Line Items]
Purchase price of share		$ 0.0001	$ 0.0001
Amount of preferance receivable		2.516
Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Purchase price of share		0.0001	0.0001
Amount of preferance receivable		4.5187
Series B Preferred Stock [Member]
Temporary Equity [Line Items]
Issued preferred stock	7,273,170
Series B1 Preferred Stock [Member]
Temporary Equity [Line Items]
Issued preferred stock	5,839,471
Purchase price of share		0.0001	0.0001
Issuance costs	$ 216
Amount of preferance receivable		5.2676
Series B 2 Preferred Stock [Member]
Temporary Equity [Line Items]
Purchase price of share		0.0001	$ 0.0001
Amount of preferance receivable		$ 5.0042